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C000117913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust NASDAQ Technology Dividend Index Fund
Accumulated Value										$ 10,000									$ 11,268									$ 12,432								$ 13,563							$ 14,060							$ 15,691							$ 17,064							$ 17,253							$ 18,295							$ 16,369							$ 20,474						$ 25,457						$ 26,880						$ 28,340						$ 21,255						$ 26,681					$ 27,893		$ 35,008		$ 40,627		$ 37,580	$ 50,685
C000117914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multi-Asset Diversified Income Index Fund
Accumulated Value										10,000									10,452									10,986.0972								11,657.34774							11,817.0534							11,392.82119							12,151.13394							12,420.88911							12,849.40979							8,439.492347							10,037.08825						12,353.64822						12,797.14419						13,544.49741						11,990.94355						12,606.07896					12,956.52795		14,530.7461		15,712.09576		15,987.05743	16,173.30989
C000130399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust S&P International Dividend Aristocrats ETF
Accumulated Value										10,000									10,875									11,357								11,713							12,828							12,913							12,528							12,391							12,952							9,968							11,188						14,053						14,408						14,702						11,759						13,662					13,123		14,425		16,466		16,264	19,166
C000134868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Rising Dividend Achievers ETF
Accumulated Value										10,000									10,416									11,198								13,483							14,281							15,349							16,391							15,658							16,837							13,695							17,612						24,694						25,928						26,909						21,581						25,277					26,160		32,344		34,347		34,264	39,587
C000137472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust RBA American Industrial Renaissance® ETF
Accumulated Value										10,000									11,507									13,426								15,663							17,105							17,095							18,398							16,108							17,672							13,264							16,998						26,813						27,053						28,010						25,319						31,874					34,284		44,779		49,662		45,481	64,577
C000137473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright Momentum & Dividend ETF
Accumulated Value										10,000									10,921									11,252								12,004							12,819							12,935							13,471							13,181							14,396							10,069							12,023						16,858						18,189						19,875						16,174						17,133					17,384		21,639		23,646		24,618	26,395
C000138164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright Focus 5 ETF
Accumulated Value										10,000									9,881									10,510								11,097							12,104							13,320							14,391							13,988							13,827							12,139							15,970						20,901						21,449						22,417						19,451						21,535					21,129		27,369		27,861		26,270	29,786
C000144324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright International Focus 5 ETF
Accumulated Value										10,000									10,096									10,435								11,432							12,805							13,431							12,432							11,771							11,882							8,770							12,089						14,801						14,739						13,743						10,776						11,622					12,288		14,046		14,838		14,242	17,698
C000162607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright Dynamic Focus 5 ETF
Accumulated Value								$ 10,090	$ 10,000									$ 10,668									$ 11,265								$ 12,283							$ 13,519							$ 14,606							$ 13,601							$ 13,517							$ 11,561							$ 13,456							$ 17,615						$ 18,073						$ 18,890						$ 17,316						$ 17,285						$ 16,538					$ 18,483		$ 19,263		$ 18,910		$ 19,698
C000195212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust SMID Cap Rising Dividend Achievers ETF
Accumulated Value							$ 10,000										$ 10,428								$ 10,792									$ 10,192							$ 10,513							$ 7,442							$ 9,612							$ 14,978							$ 15,069							$ 14,924							$ 12,541						$ 14,675						$ 15,708						$ 19,548						$ 20,589						$ 19,140					$ 21,849
C000198271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Indxx Innovative Transaction & Process ETF
Accumulated Value						$ 10,000								$ 9,651								$ 10,187									$ 9,882								$ 10,076							$ 8,634							$ 10,895							$ 13,939							$ 14,832							$ 14,302							$ 11,042							$ 13,685						$ 13,816						$ 16,182						$ 18,110						$ 18,744					$ 21,936
C000198496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Nasdaq Artificial Intelligence and Robotics ETF
Accumulated Value					$ 10,000							$ 9,838									$ 10,815									$ 10,654								$ 10,619							$ 9,155							$ 13,125							$ 17,526							$ 18,017							$ 15,957							$ 11,393							$ 14,453						$ 13,730						$ 15,337						$ 14,931						$ 13,902					$ 18,076
C000203940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright Momentum & Low Volatility ETF
Accumulated Value				$ 10,000							$ 9,985									$ 10,353									$ 11,575								$ 9,218							$ 11,578							$ 12,738							$ 14,239							$ 14,861							$ 12,528							$ 13,489							$ 13,234						$ 16,297						$ 17,728						$ 19,110						$ 19,121
C000203941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust Dorsey Wright Momentum & Value ETF
Accumulated Value				10,000							9,740									8,945									9,443								6,222							7,820							11,640							12,355							13,550							10,909							12,035							12,440						16,522						16,979						15,752						18,713
C000223561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust International Developed Capital Strength® ETF
Accumulated Value			$ 10,000													$ 10,442								$ 11,425									$ 11,088							$ 8,855							$ 10,803							$ 10,426							$ 12,112							$ 13,153							$ 13,002							$ 13,679
C000250760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust S&P 500 Economic Moat ETF
Accumulated Value		$ 10,000													$ 10,626								$ 10,621									$ 12,094
C000262472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										First Trust RBA Deglobalization ETF
Accumulated Value	$ 10,000												$ 10,326
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500® Index
Accumulated Value		10,000		10,000	10,000	10,000			10,000	10,000									10,849									11,543								12,712							13,692							14,491							16,145							15,867							16,832							14,760							19,381						23,077						25,195						26,687						21,296						24,623					25,898		31,979		35,311		34,615	41,530
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex USA Index
Accumulated Value			10,000							10,000									10,189									10,717								11,405							12,724							12,972							13,065							12,585							12,941							10,711							12,963						15,624						16,398						16,099						12,477						15,659					15,471		18,034		19,334		19,010	22,432
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA Index
Accumulated Value										10,000									10,286									10,926								11,637							13,069							13,541							13,300							12,990							13,137							10,967							13,531						16,386						16,766						16,142						12,547						15,324					15,105		17,330		18,935		18,412	22,046
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000® Index
Accumulated Value	10,000						10,000										10,333								11,499									11,238							11,835							10,213							13,610							16,599							17,948							18,578							14,784						16,984						17,810						21,959						24,077						23,545					28,269
Nasdaq Technology DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Nasdaq Technology DividendTM Index
Accumulated Value										10,000									11,306									12,516								13,691							14,237							15,940							17,392							17,641							18,773							16,845							21,151						26,390						27,947						29,554						22,207						27,979					29,336		36,948		43,022		39,890	54,014
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500® Information Technology Index
Accumulated Value										10,000									11,201									12,282								13,992							15,830							17,864							20,815							20,624							22,604							22,773							33,279						37,944						42,900						45,877						34,321						43,790					48,427		63,938		73,938		67,705	94,792
Nasdaq US Multi Asset Diversified IncomeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Nasdaq US Multi-Asset Diversified IncomeTM Index
Accumulated Value										10,000									10,489									11,059.6016								11,789.53531							11,985.24159							11,587.33157							12,396.12731							12,712.22856							13,183.85224							8,648.60707							10,338.54489						12,768.10294						13,268.61258						14,085.95911						12,499.88011						13,183.62356					13,587.04244		15,278.62922		16,565.0898		16,898.04811	17,145.44941
Dow Jones U S Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dow Jones U.S. Select DividendTM Index
Accumulated Value										10,000									11,441									12,223.5644								13,229.56375							13,838.12368							14,321.0742							15,302.06778							15,352.56461							16,269.11271							12,021.24738							13,635.70091						19,437.69164						19,929.46524						22,605.99242						19,312.29933						21,569.90712					20,247.67181		23,667.50358		26,505.23726		26,860.40744	29,006.55399
Dow Jones EPAC Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dow Jones EPAC Select DividendTM Index
Accumulated Value										10,000									10,655									11,255								12,038							13,254							13,236							13,543							13,102							13,498							10,349							11,777						15,150						15,167						16,207						12,034						14,928					14,474		16,362		18,319		19,024	23,277
S And P International Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P International Dividend Aristocrats Index
Nasdaq US Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Nasdaq US Rising Dividend AchieversTM Index
Accumulated Value										10,000									10,449									11,263								13,603							14,445							15,571							16,669							15,962							17,212							14,023							18,100						25,466						26,814						27,902						22,414						26,323					27,318		33,884		36,080		36,072	41,793
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 2500® Index
Accumulated Value										10,000									10,368									11,444								12,601							13,480							14,152							15,662							14,787							15,029							11,464							15,362						21,711						22,280						21,787						17,578						19,523					19,560		23,707		24,679		22,969	27,187
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500® Industrials Index
Accumulated Value										10,000									11,338									11,973								13,422							14,650							15,294							16,288							15,789							16,513							12,713							16,733						21,566						21,577						22,889						18,586						22,928					23,155		29,049		31,466		30,692	36,404
Richard Bernstein Advisors American Industrial Renaissance Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Richard Bernstein Advisors American Industrial Renaissance® Index
Accumulated Value										10,000									11,553									13,530								15,842							17,369							17,418							18,816							16,501							18,176							13,687							17,620						27,894						28,252						29,362						26,632						33,656					36,338		47,633		53,018		48,739	69,483
Dorsey Wright Momentum Plus Dividend Yield TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright Momentum Plus Dividend YieldTMIndex
Dorsey Wright Focus FiveTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright Focus FiveTM Index
Accumulated Value										10,000									9,936									10,588								11,198							12,230							13,480							14,586							14,203							14,062							12,328							16,251						21,306						21,896						22,943						19,937						22,123					21,752		28,214		28,761		27,154	30,839
Dorsey Wright International Focus Five TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright International Focus FiveTM Index
Accumulated Value										$ 10,000									$ 10,075									$ 10,666								$ 11,709							$ 13,128							$ 13,796							$ 12,786							$ 12,120							$ 12,258							$ 9,147							$ 12,629						$ 15,489						$ 15,450						$ 14,427						$ 11,328						$ 12,251					$ 12,977		$ 14,861		$ 15,729		$ 15,120	$ 18,835
Dorsey Wright Dynamic Focus FiveTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright Dynamic Focus FiveTM Index
Accumulated Value								$ 10,094	$ 10,000									$ 10,694									$ 11,310								$ 12,353							$ 13,615							$ 14,731							$ 13,737							$ 13,677							$ 11,682							$ 13,633							$ 17,874						$ 18,369						$ 19,246						$ 17,682						$ 17,713						$ 16,993					$ 19,030		$ 19,873		$ 19,521		$ 20,377
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
Accumulated Value							10,000										10,458								10,862									10,283							10,636							7,546							9,777							15,301							15,439							15,340							12,913						15,166						16,292						20,356						21,514						20,055					22,979
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 1000® Index
Accumulated Value							$ 10,000										$ 10,363								$ 11,402									$ 10,598							$ 10,871							$ 8,106							$ 10,439							$ 15,153							$ 15,415							$ 15,691							$ 12,894						$ 14,712						$ 14,682						$ 17,810						$ 18,581						$ 17,290					$ 19,574
Indxx Blockchain Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Indxx Blockchain Index
Accumulated Value						$ 10,000								$ 9,654								$ 10,257									$ 9,982								$ 10,227							$ 8,830							$ 11,154							$ 14,363							$ 15,392							$ 14,916							$ 11,540							$ 14,328						$ 14,554						$ 17,130						$ 19,297						$ 20,003					$ 23,590
Nasdaq CTA Artificial Intelligence and RoboticsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Nasdaq CTA Artificial Intelligence and RoboticsTM Index
Accumulated Value					$ 10,000							$ 9,794									$ 10,858									$ 10,732								$ 10,741							$ 9,327							$ 13,394							$ 17,936							$ 18,525							$ 16,496							$ 11,756							$ 14,899						$ 14,228						$ 15,936						$ 15,559						$ 14,457					$ 18,910
Dorsey Wright Momentum Plus Low VolatilityTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright Momentum Plus Low VolatilityTM Index
Accumulated Value				10,000							9,989									10,391									11,659								9,310							11,740							12,954							14,524							15,211							12,855							13,886							13,669						16,892						18,437						19,931						20,010
Dorsey Wright Momentum Plus ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dorsey Wright Momentum Plus ValueTM Index
Accumulated Value				$ 10,000							$ 9,746									$ 8,974									$ 9,512								$ 6,276							$ 7,906							$ 11,819							$ 12,586							$ 13,855							$ 11,185							$ 12,384							$ 12,849						$ 17,128						$ 17,663						$ 16,435						$ 19,593
The International Developed Capital StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										The International Developed Capital StrengthTM Index
Accumulated Value			$ 10,000													$ 10,523								$ 11,600									$ 11,335							$ 9,057							$ 10,982							$ 10,685							$ 12,458							$ 13,596							$ 13,372							$ 14,179
S And P 500 Economic Moat Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500® Economic Moat Index
Accumulated Value		$ 10,000													$ 10,646								$ 10,674									$ 12,194
Richard Bernstein Advisors U S Deglobalization Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Richard Bernstein Advisors U.S. Deglobalization Index
Accumulated Value	$ 10,000												$ 10,338